Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, allocated offering cost	$ 2,424,091	$ 2,791,359